Balance Sheet Information of Allyes (Detail) (USD $)	Dec. 31, 2009	Dec. 31, 2011 Allyes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 280,481,431	$ 40,665,131
Accounts receivable, net of allowance for doubtful accounts of $3,312,436		59,394,176
Other current assets		8,942,748
Total current assets		109,002,055
Acquired intangible assets, net		12,003,843
Goodwill		4,272,498
Other long-term assets		2,903,049
Total long-term assets		19,179,390
Total assets		128,181,445
Accounts payable		49,745,765
Accrued expenses and other current liabilities		14,283,603
Income taxes payable		4,105,786
Total current liabilities		68,135,154
Total long-term liabilities		1,704,794
Total liabilities		69,839,948
Noncontrolling interest		15,992,898
Accumulated other comprehensive income		$ 4,729,725